Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2018. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2018 for forward contracts, and based on spot rates as of September 30, 2018 for options.

Notional Value*
Foreign exchange contracts	$1,147,934

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

 The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2018 and September 30, 2017, is as follows:

	As of September 30,
	2018	2017
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$221	$30,141
Other noncurrent assets	25	1,091
Accrued expenses and other current liabilities	(17,681)	(2,317)
Other noncurrent liabilities	(10,030)	(1,035)

	(27,465)	27,880
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	2,758	2,840
Accrued expenses and other current liabilities	(3,135)	(3,368)

	(377)	(528)

Net fair value	$(27,842)	$27,352

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2018, 2017 and 2016, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2018	2017	2016
Line item in consolidated statements of income:
Revenue	$(1,129)	$(1,021)	$(192)
Cost of revenue	15,877	21,783	(2,131)
Research and development	3,127	4,282	(643)
Selling, general and administrative	3,462	3,305	(1,175)

Total	$21,337	$28,349	$(4,141)

Changes in Net Unrealized (Losses) Gains on Cash Flow Hedges

The activity related to the changes in net unrealized (losses) gains on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2018	2017	2016
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$24,508	$12,514	$(12,152)
Changes in fair value of cash flow hedges, net of tax	(31,908)	36,765	20,911
Reclassification of (gain) loss into earnings, net of tax	(19,208)	(24,771)	3,755

Net unrealized (loss) gain on cash flow hedges, net of tax, end of period	$(26,608)	$24,508	$12,514

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2018, 2017 and 2016, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2018	2017	2016
Line item in statements of income:
Revenue	$—	$—	$(67)
Cost of revenue	(4,577)	4,639	2,187
Research and development	(736)	957	284
Selling, general and administrative	(950)	1,723	560
Interest and other (expense) income, net	7,038	(10,514)	(9,674)
Income taxes	1,581	(1,653)	(1,076)

Total	$2,356	$(4,848)	$(7,786)